INCOME TAX	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAX

Note 12 — INCOME TAX

Hebron Technology was incorporated in the BVI and is not subject to income taxes under the current laws of BVI. HK Xibolun is a trading company registered in Hong Kong and subject to corporate income tax at 17.5% if revenue is generated in Hong Kong. Xibolun Automation and Xibolun Equipment were both registered in the PRC and are subject to corporate income tax at unified rate of 25%.

i)       The components of the income tax provision (benefit) are as follows:

	For the year ended December 31, 2016	For the year ended December 31, 2015
Current	$1,945,499	$1,706,830
Deferred	56,968	(89,079)
Total	$2,002,467	$1,617,751

ii)	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	For the year ended December 31, 2016	For the year ended December 31, 2015
Non-current:
Provision for doubtful accounts	$191,913	$263,613
Depreciation expense	51,050	54,613
Total	$242,963	$318,226

No valuation allowance against the deferred tax assets is considered necessary since the Company believes that it will more likely than not utilize the future benefits. The following table reconciles the China statutory rates to the Company's effective tax rate for the years ended December 31, 2016 and 2015.

	For the year ended December 31, 2016	For the year ended December 31, 2015
China Income tax statutory rate	25.0%	25.0%
Non-deductible items in China	0.2%	1.9%
Effective tax rate	25.2%	26.9%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. All tax returns since the Company’s inception are still subject to examination by tax authorities.